Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.3%
Security	Principal Amount (000's omitted)	Value
ARES LII CLO Ltd., Series 2019-52A, Class DR, 8.879%, (3 mo. SOFR + 3.562%), 4/22/31(1)(2)	$1,750	$ 1,731,588
Benefit Street Partners CLO XIX Ltd.:
Series 2019-19A, Class D, 9.376%, (3 mo. SOFR + 4.062%), 1/15/33(1)(2)	1,000	1,001,667
Series 2019-19A, Class E, 12.596%, (3 mo. SOFR + 7.282%), 1/15/33(1)(2)	1,000	1,004,930
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.326%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	500	501,525
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.709%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	500	493,707
Bryant Park Funding Ltd., Series 2023-20A, Class D, 11.404%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	1,000	1,005,349
Canyon CLO Ltd., Series 2020-3A, Class E, 12.826%, (3 mo. SOFR + 7.512%), 1/15/34(1)(2)	1,000	1,003,712
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3RA, Class C, 8.531%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	2,725	2,652,436
Series 2014-4RA, Class C, 8.476%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,943,374
Series 2014-4RA, Class D, 11.226%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	250	237,128
Series 2015-5A, Class DR, 12.279%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	250	240,438
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	61	54,301
Crown City CLO III, Series 2021-1A, Class C, 8.879%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	948,895
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	500	496,982
Golub Capital Partners CLO 60B Ltd., Series 2022-60A, Class D, 9.095%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	2,000	2,002,028
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	1,251	1,118,131
Madison Park Funding XXXVI Ltd.:
Series 2019-36A, Class D1R, 8.814%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	1,001,550
Series 2019-36A, Class ER, 12.364%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	1,002,595
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class ER, 11.638%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	250	250,682
Palmer Square CLO Ltd., Series 2013-2A, Class DRR, 11.428%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	250	250,778
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	850	810,376
Security	Principal Amount (000's omitted)	Value
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	$890	$ 813,283
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	651	602,369
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	279	281,725
Total Asset-Backed Securities (identified cost $21,345,774)		$ 21,449,549

Collateralized Mortgage Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class B2, 11.595%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	$855	$ 977,147
Series 2021-DNA6, Class B2, 12.845%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	1,280	1,382,974
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 8.851%, (1 mo. SOFR + 3.515%), 8/25/25(1)(2)	77	76,667
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	1,161	1,073,695
Total Collateralized Mortgage Obligations (identified cost $3,552,791)		$ 3,510,483

Commercial Mortgage-Backed Securities — 1.6%
Security	Principal Amount* (000's omitted)		Value
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.708%, 2/15/50(1)(3)		1,000	$ 728,378
CSMC Trust, Series 2022-CNTR, Class A, 9.278%, (1 mo. SOFR + 3.944%), 1/15/25(1)(2)		1,000	892,613
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		150	21,311
Series 2021-MHC, Class C, 6.748%, (1 mo. SOFR + 1.414%), 4/15/38(1)(2)		1,800	1,786,668
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.132%, 9/15/47(1)(3)		750	668,300
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.345%, (1 mo. SOFR + 1.992%), 5/15/36(1)(2)(4)		379	373,363
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (USD Prime), 6/15/35(1)(2)		100	41,750
Vita Scientia DAC, Series 2022-1A, Class D, 6.446%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(2)	EUR	450	443,847

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
VMC Finance LLC, Series 2021-HT1, Class B, 9.949%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)	2,000	$ 1,941,320
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,700	1,347,379
Total Commercial Mortgage-Backed Securities (identified cost $8,789,427)		$ 8,244,929

Common Stocks — 0.1%
Security	Shares	Value
Media — 0.1%
National CineMedia, Inc.(5)	45,780	$ 187,240
		$ 187,240
Pharmaceuticals — 0.0%(6)
Mallinckrodt International Finance SA(5)(7)	5,038	$ 186,406
		$ 186,406
Total Common Stocks (identified cost $347,957)		$ 373,646

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Energy — 0.1%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	$879	$ 793,298
		$ 793,298
Leisure Goods/Activities/Movies — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$588	$ 470,375
		$ 470,375
Transportation — 0.2%
CryoPort, Inc., 0.75%, 12/1/26(1)	$1,088	$ 893,574
		$ 893,574
Total Convertible Bonds (identified cost $2,244,552)		$ 2,157,247

Corporate Bonds — 50.2%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.9%
Bombardier, Inc., 8.75%, 11/15/30(1)		385	$ 404,523
Moog, Inc., 4.25%, 12/15/27(1)		791	741,365
Rolls-Royce PLC, 5.75%, 10/15/27(1)		1,200	1,201,780
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		174	149,023
9.375%, 11/30/29(1)		59	63,999
TransDigm, Inc.:
4.625%, 1/15/29		343	321,094
5.50%, 11/15/27		943	918,254
7.50%, 3/15/27		791	793,792
			$ 4,593,830
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		676	$ 672,371
			$ 672,371
Air Transport — 0.6%
American Airlines, Inc., 7.25%, 2/15/28(1)		145	$ 147,084
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		584	577,596
Deutsche Lufthansa AG, 4.382% to 2/12/26, 8/12/75(8)(9)	EUR	500	528,803
Gatwick Airport Finance PLC, 4.375%, 4/7/26(8)	GBP	1,270	1,553,046
United Airlines, Inc., 4.625%, 4/15/29(1)		445	412,007
			$ 3,218,536
Automotive — 2.0%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		392	$ 361,507
4.75%, 3/1/30		303	280,625
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(8)	EUR	1,500	1,610,123
8.50%, 5/15/27(1)		670	669,420
Dana Financing Luxembourg SARL:
3.00%, 7/15/29(8)	EUR	300	287,208
8.50%, 7/15/31(8)	EUR	300	355,138
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		595	540,836
Ford Motor Co.:
4.75%, 1/15/43		325	268,126
6.10%, 8/19/32		530	531,337
6.625%, 10/1/28		825	870,896
9.625%, 4/22/30		44	51,634

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Forvia SE:
2.375%, 6/15/29(8)	EUR	150	$ 146,438
2.75%, 2/15/27(8)	EUR	200	205,299
3.75%, 6/15/28(8)	EUR	250	262,200
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		690	648,192
IHO Verwaltungs GmbH, 8.75%, (8.75% cash or 9.50% PIK), 5/15/28(8)(10)	EUR	700	819,441
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		398	357,571
4.375%, 1/15/31(1)		452	405,684
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		573	497,599
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	532,240
4.875%, 11/15/31(1)		239	207,678
Wheel Pros, Inc., 6.50%, 5/15/29(1)		332	84,245
			$ 9,993,437
Building and Development — 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		136	$ 122,539
4.625%, 4/1/30(1)		173	156,738
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		1,030	922,169
5.00%, 3/1/30(1)		105	100,888
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		396	353,323
Emerald Debt Merger Sub LLC, 6.625%, 12/15/30(1)		772	780,739
Meritage Homes Corp., 3.875%, 4/15/29(1)		285	262,773
Miller Homes Group Finco PLC, 9.252%, (3 mo. EURIBOR + 5.25%), 5/15/28(2)(8)	EUR	400	427,222
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		257	234,162
Patrick Industries, Inc., 4.75%, 5/1/29(1)		751	692,689
PGT Innovations, Inc., 4.375%, 10/1/29(1)		397	400,360
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		1,202	1,176,072
SRS Distribution, Inc., 6.00%, 12/1/29(1)		668	625,191
Standard Industries, Inc.:
2.25%, 11/21/26(8)	EUR	750	763,656
4.75%, 1/15/28(1)		753	720,902
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		628	653,036
White Cap Buyer LLC, 6.875%, 10/15/28(1)		939	919,896
			$ 9,312,355
Business Equipment and Services — 0.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		942	$ 889,983
Security	Principal Amount* (000's omitted)		Value
Business Equipment and Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
3.625%, 6/1/28(8)	EUR	350	$ 347,063
4.625%, 6/1/28(1)		239	215,567
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC:
7.125%, 7/31/26(1)		1,935	1,918,020
7.125%, 7/31/26(8)		260	257,719
			$ 3,628,352
Cable and Satellite Television — 1.7%
Altice Financing SA, 5.00%, 1/15/28(1)		860	$ 773,383
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		865	731,968
4.50%, 8/15/30(1)		900	783,315
4.75%, 3/1/30(1)		1,288	1,145,447
4.75%, 2/1/32(1)		225	193,184
5.00%, 2/1/28(1)		400	376,204
6.375%, 9/1/29(1)		601	585,604
DISH Network Corp., 11.75%, 11/15/27(1)		397	414,663
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	2,951	3,425,099
			$ 8,428,867
Capital Goods — 0.2%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		609	$ 572,320
4.125%, 4/15/29(1)		221	204,951
			$ 777,271
Chemicals — 0.4%
Calderys Financing LLC, 11.25%, 6/1/28(1)		870	$ 925,830
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)		1,202	1,273,188
			$ 2,199,018
Chemicals and Plastics — 1.2%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		128	$ 85,161
Avient Corp., 7.125%, 8/1/30(1)		681	699,147
Herens Holdco SARL, 4.75%, 5/15/28(1)		452	381,245
Herens Midco SARL, 5.25%, 5/15/29(8)	EUR	1,000	761,094
INEOS Finance PLC, 6.375%, 4/15/29(8)(11)	EUR	560	605,192
Italmatch Chemicals SpA:
9.393%, (3 mo. EURIBOR + 5.50%), 2/6/28(2)(8)	EUR	200	216,769
10.00%, 2/6/28(8)	EUR	750	859,124
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		399	397,418

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		783	$ 717,189
Valvoline, Inc., 3.625%, 6/15/31(1)		843	721,663
WR Grace Holdings LLC:
4.875%, 6/15/27(1)		639	611,828
7.375%, 3/1/31(1)		185	188,647
			$ 6,244,477
Commercial Services — 2.3%
Abertis Infraestructuras Finance BV, 3.248% to 11/24/25(8)(9)(12)	EUR	600	$ 628,170
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		844	766,753
4.625%, 10/1/27(1)		54	51,521
APi Group DE, Inc., 4.75%, 10/15/29(1)		662	620,542
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(1)		250	259,885
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(8)	GBP	330	450,213
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,014	947,988
IPD 3 BV, 8.00%, 6/15/28(8)	EUR	930	1,060,054
Korn Ferry, 4.625%, 12/15/27(1)		620	593,455
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		1,323	1,217,247
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		565	530,179
Verisure Holding AB, 3.25%, 2/15/27(8)	EUR	1,130	1,176,831
Verisure Midholding AB, 5.25%, 2/15/29(8)	EUR	380	393,221
VT Topco, Inc., 8.50%, 8/15/30(1)		995	1,040,656
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		459	474,344
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,110	1,068,081
			$ 11,279,140
Computers — 0.7%
Kyndryl Holdings, Inc., 2.70%, 10/15/28		775	$ 682,245
McAfee Corp., 7.375%, 2/15/30(1)		855	775,739
NCR Voyix Corp.:
5.125%, 4/15/29(1)		296	277,214
5.25%, 10/1/30(1)		405	373,022
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		763	757,549
Seagate HDD Cayman:
4.091%, 6/1/29		129	119,005
9.625%, 12/1/32		344	395,771
			$ 3,380,545
Security	Principal Amount* (000's omitted)		Value
Containers and Glass Products — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(8)	EUR	600	$ 509,572
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		767	676,778
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		377	369,464
			$ 1,555,814
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		238	$ 214,735
5.50%, 6/1/28(1)		391	383,092
			$ 597,827
Distribution & Wholesale — 1.0%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		908	$ 868,302
Parts Europe SA, 7.97%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(8)	EUR	1,167	1,263,763
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		551	505,394
6.875%, 5/1/25(1)		209	209,722
Rexel SA, 5.25%, 9/15/30(8)	EUR	680	760,152
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		331	338,057
7.75%, 3/15/31(1)		298	314,411
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		842	867,895
			$ 5,127,696
Diversified Financial Services — 1.8%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		473	$ 491,425
Encore Capital Group, Inc., 5.375%, 2/15/26(8)	GBP	230	282,596
Intrum AB, 4.875%, 8/15/25(8)	EUR	600	569,417
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		511	467,656
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)		798	768,453
KOC Holding AS, 6.50%, 3/11/25(8)		1,400	1,402,688
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(1)		396	411,236
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 2/1/27(1)		355	337,145
PRA Group, Inc., 7.375%, 9/1/25(1)		651	655,629
ProGroup AG, 3.00%, 3/31/26(8)	EUR	500	524,848
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)		261	239,710
3.625%, 3/1/29(1)		1,022	909,352
4.00%, 10/15/33(1)		65	55,239

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Sherwood Financing PLC, 6.00%, 11/15/26(8)	GBP	934	$ 1,089,534
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		945	685,059
			$ 8,889,987
Diversified Telecommunication Services — 0.2%
Altice France SA, 8.125%, 2/1/27(1)		1,065	$ 952,689
			$ 952,689
Drugs — 0.6%
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(8)	EUR	900	$ 868,247
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(13)		400	263,905
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.125%, 4/1/29(1)(13)		459	301,799
Gruenenthal GmbH, 3.625%, 11/15/26(8)	EUR	500	531,973
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30		899	824,217
4.90%, 12/15/44		406	321,852
			$ 3,111,993
Ecological Services and Equipment — 1.0%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		200	$ 193,715
5.125%, 7/15/29(1)		418	400,261
Covanta Holding Corp., 4.875%, 12/1/29(1)		1,290	1,115,393
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		889	805,535
4.25%, 6/1/25(1)		313	307,801
4.75%, 6/15/29(1)		906	851,452
Paprec Holding SA:
3.50%, 7/1/28(8)	EUR	910	939,182
7.25%, 11/17/29(8)	EUR	550	636,874
			$ 5,250,213
Electric Utilities — 1.0%
EDP - Energias de Portugal SA, 4.496% to 1/30/24, 4/30/79(8)(9)	EUR	1,500	$ 1,621,028
Electricite de France SA, 7.50% to 9/6/28(8)(9)(12)	EUR	400	472,482
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(8)	EUR	550	528,809
FirstEnergy Corp.:
2.65%, 3/1/30		585	508,818
Series B, 4.15%, 7/15/27		494	474,759
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	$ 539,208
TransAlta Corp., 7.75%, 11/15/29		606	637,615
			$ 4,782,719
Electronics/Electrical — 0.6%
Coherent Corp., 5.00%, 12/15/29(1)		805	$ 754,543
Imola Merger Corp., 4.75%, 5/15/29(1)		1,026	956,124
Open Text Corp., 3.875%, 2/15/28(1)		798	741,900
Sensata Technologies, Inc., 4.375%, 2/15/30(1)		360	332,051
			$ 2,784,618
Energy — 0.7%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,078	$ 403,703
Greenko Solar Mauritius Ltd.:
5.55%, 1/29/25(1)		1,100	1,087,625
5.95%, 7/29/26(1)		1,200	1,175,850
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29		583	543,747
4.50%, 4/30/30		372	344,181
			$ 3,555,106
Engineering & Construction — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		42	$ 41,418
TopBuild Corp., 4.125%, 2/15/32(1)		791	692,054
			$ 733,472
Entertainment — 2.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 4/30/30(8)	EUR	1,047	$ 1,198,760
Boyne USA, Inc., 4.75%, 5/15/29(1)		814	746,274
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)		1,031	1,035,165
6.50%, 2/15/32(1)(11)		377	381,415
7.00%, 2/15/30(1)		250	257,069
8.125%, 7/1/27(1)		508	521,651
Churchill Downs, Inc., 5.75%, 4/1/30(1)		669	647,732
Cirsa Finance International SARL, 6.50%, 3/15/29(8)(11)	EUR	1,165	1,259,016
CPUK Finance Ltd., 4.875%, 2/28/47(8)	GBP	1,130	1,399,424
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		755	716,880
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		719	718,633

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Lottomatica SpA, 7.928%, (3 mo. EURIBOR + 4.00%), 12/15/30(2)(8)	EUR	1,080	$ 1,187,290
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		519	492,793
			$ 10,562,102
Financial Intermediaries — 1.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(12)		635	$ 516,628
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		788	751,157
Ford Motor Credit Co. LLC:
2.70%, 8/10/26		800	743,891
2.90%, 2/16/28		203	182,766
3.815%, 11/2/27		1,141	1,071,761
4.125%, 8/17/27		457	434,329
5.113%, 5/3/29		600	583,240
5.125%, 6/16/25		273	270,707
MSCI, Inc.:
3.625%, 9/1/30(1)		357	320,884
3.875%, 2/15/31(1)		443	400,347
			$ 5,275,710
Food Products — 0.4%
Nomad Foods Bondco PLC, 2.50%, 6/24/28(8)	EUR	1,170	$ 1,171,010
Pilgrim's Pride Corp., 3.50%, 3/1/32		951	803,082
			$ 1,974,092
Food Service — 0.6%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		386	$ 363,578
4.00%, 10/15/30(1)		293	262,124
4.375%, 1/15/28(1)		673	640,716
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)		806	817,052
Fiesta Purchaser, Inc., 7.875%, 3/1/31(1)(11)		115	115,000
IRB Holding Corp., 7.00%, 6/15/25(1)		37	36,807
U.S. Foods, Inc., 4.75%, 2/15/29(1)		816	774,843
			$ 3,010,120
Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)		806	$ 805,832
			$ 805,832
Security	Principal Amount* (000's omitted)		Value
Health Care — 4.0%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		212	$ 190,200
Avantor Funding, Inc.:
2.625%, 11/1/25(8)	EUR	300	317,523
4.625%, 7/15/28(1)		341	324,965
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)		595	618,098
Cerba Healthcare SACA, 3.50%, 5/31/28(8)	EUR	250	237,754
Chrome Holdco SAS, 5.00%, 5/31/29(8)	EUR	1,100	931,778
Encompass Health Corp., 4.75%, 2/1/30		616	578,246
Ephios Subco 3 SARL, 7.875%, 1/31/31(8)	EUR	930	1,063,014
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		844	858,829
Grifols SA:
3.20%, 5/1/25(8)	EUR	350	361,425
3.875%, 10/15/28(8)	EUR	2,100	1,923,669
4.75%, 10/15/28(1)		595	512,289
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		1,155	1,205,612
IQVIA, Inc.:
2.25%, 3/15/29(8)	EUR	611	601,814
2.875%, 6/15/28(8)	EUR	350	359,562
6.50%, 5/15/30(1)		337	344,185
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)		354	330,013
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		681	539,069
9.875%, 8/15/30(1)		290	296,908
Medline Borrower LP, 5.25%, 10/1/29(1)		1,569	1,464,346
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		519	421,534
ModivCare, Inc., 5.875%, 11/15/25(1)		708	699,854
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		573	502,749
3.875%, 5/15/32(1)		814	697,274
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,146	1,046,923
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		643	642,522
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		639	550,751
Tenet Healthcare Corp.:
6.125%, 10/1/28		1,004	1,001,154
6.875%, 11/15/31		313	321,434
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)		845	739,189
Varex Imaging Corp., 7.875%, 10/15/27(1)		283	287,787
			$ 19,970,470
Home Furnishings — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		184	$ 180,508
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		699	590,467
			$ 770,975

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 0.1%
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/6/31(8)		400	$ 339,334
8.45%, 7/27/30(1)		200	208,373
			$ 547,707
Household Products — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(1)		575	$ 561,852
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		758	702,867
			$ 1,264,719
Industrial Equipment — 0.2%
Madison IAQ LLC, 5.875%, 6/30/29(1)		864	$ 768,498
			$ 768,498
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(1)		480	$ 469,027
7.00%, 1/15/31(1)		282	285,202
Galaxy Finco Ltd., 9.25%, 7/31/27(8)	GBP	881	1,049,900
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		728	767,745
			$ 2,571,874
Internet Software & Services — 0.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		270	$ 241,702
6.125%, 12/1/28(1)		853	737,602
Cars.com, Inc., 6.375%, 11/1/28(1)		819	800,229
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		919	786,397
Science Applications International Corp., 4.875%, 4/1/28(1)		1,108	1,046,816
United Group BV:
6.75%, 2/15/31(8)(11)	EUR	385	414,769
8.147%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(8)(11)	EUR	655	706,054
			$ 4,733,569
Leisure Goods/Activities/Movies — 1.8%
Acushnet Co., 7.375%, 10/15/28(1)		382	$ 397,643
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	360,068
5.875%, 3/15/26(1)		375	371,876
8.75%, 5/1/25(1)		248	250,378
Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(8)(10)	EUR	1,562	$ 1,690,831
Life Time, Inc.:
5.75%, 1/15/26(1)		401	396,723
8.00%, 4/15/26(1)		821	822,716
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)		228	237,111
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)		142	140,868
NCL Corp. Ltd.:
3.625%, 12/15/24(1)		135	132,394
5.875%, 3/15/26(1)		512	499,556
5.875%, 2/15/27(1)		102	100,561
7.75%, 2/15/29(1)		86	86,908
NCL Finance Ltd., 6.125%, 3/15/28(1)		547	523,486
Playtika Holding Corp., 4.25%, 3/15/29(1)		757	650,676
Royal Caribbean Cruises Ltd., 11.625%, 8/15/27(1)		480	522,420
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		368	343,042
Viking Cruises Ltd.:
5.875%, 9/15/27(1)		985	950,427
7.00%, 2/15/29(1)		205	204,840
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		131	127,664
			$ 8,810,188
Machinery — 0.6%
Chart Industries, Inc., 9.50%, 1/1/31(1)		736	$ 785,616
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(1)(11)		200	200,000
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(8)	EUR	700	730,300
Renk AG, 5.75%, 7/15/25(8)	EUR	500	540,917
TK Elevator Holdco GmbH, 6.625%, 7/15/28(8)	EUR	540	562,527
			$ 2,819,360
Media — 0.5%
CSC Holdings LLC, 11.75%, 1/31/29(1)		544	$ 552,897
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		514	455,476
7.375%, 2/15/31(1)		525	550,371
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(8)(10)(11)	EUR	500	546,969
Univision Communications, Inc.:
7.375%, 6/30/30(1)		463	454,371
8.00%, 8/15/28(1)		168	171,063
			$ 2,731,147

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Metals/Mining — 0.8%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		866	$ 855,019
Freeport-McMoRan, Inc., 5.45%, 3/15/43		416	400,622
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		503	487,925
6.125%, 4/1/29(1)		220	217,452
Novelis Corp., 3.25%, 11/15/26(1)		237	222,149
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(8)	EUR	1,077	1,090,480
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		552	508,057
			$ 3,781,704
Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		690	$ 658,808
New Gold, Inc., 7.50%, 7/15/27(1)		653	650,399
			$ 1,309,207
Oil and Gas — 2.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)		950	$ 942,400
Callon Petroleum Co., 8.00%, 8/1/28(1)		704	728,644
Civitas Resources, Inc., 8.625%, 11/1/30(1)		388	414,091
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(1)		487	481,387
CVR Energy, Inc., 5.75%, 2/15/28(1)		260	240,396
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28(1)		485	483,106
Kodiak Gas Services LLC, 7.25%, 2/15/29(1)(11)		134	135,770
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		1,150	1,142,341
Parkland Corp.:
4.50%, 10/1/29(1)		480	441,844
4.625%, 5/1/30(1)		292	269,272
Permian Resources Operating LLC:
5.875%, 7/1/29(1)		701	686,286
7.00%, 1/15/32(1)		418	431,824
7.75%, 2/15/26(1)		362	368,043
Precision Drilling Corp., 7.125%, 1/15/26(1)		612	608,686
Seadrill Finance Ltd., 8.375%, 8/1/30(1)		200	208,299
Southwestern Energy Co., 4.75%, 2/1/32		810	750,887
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		439	439,114
Transocean, Inc., 8.75%, 2/15/30(1)		206	213,783
Vital Energy, Inc., 9.75%, 10/15/30		466	495,377
Wintershall Dea Finance 2 BV, Series NC5, 2.499% to 4/20/26(8)(9)(12)	EUR	1,300	1,308,671
			$ 10,790,221
Security	Principal Amount* (000's omitted)		Value
Packaging & Containers — 1.0%
Ball Corp., 6.875%, 3/15/28		487	$ 503,331
Berry Global, Inc., 5.625%, 7/15/27(1)		321	318,553
Fiber Bidco SpA, 7.97%, (3 mo. EURIBOR + 4.00%), 1/15/30(2)(8)	EUR	965	1,053,326
Kleopatra Finco SARL, 4.25%, 3/1/26(8)	EUR	1,110	1,060,006
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		752	756,753
Trivium Packaging Finance BV:
3.75%, 8/15/26(8)	EUR	575	605,325
7.752%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(8)	EUR	740	803,936
			$ 5,101,230
Pharmaceuticals — 0.6%
Bayer AG, 5.375% to 6/25/30, 3/25/82(8)(9)	EUR	500	$ 512,111
BellRing Brands, Inc., 7.00%, 3/15/30(1)		535	548,153
Cheplapharm Arzneimittel GmbH, 8.752%, (3 mo. EURIBOR + 4.75%), 5/15/30(2)(8)	EUR	825	907,403
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		575	571,242
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		493	402,897
			$ 2,941,806
Pipelines — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		621	$ 616,881
7.875%, 5/15/26(1)		148	151,540
Cheniere Energy Partners LP, 4.00%, 3/1/31		611	554,810
DT Midstream, Inc., 4.125%, 6/15/29(1)		599	550,893
Energy Transfer LP, 5.00%, 5/15/50		337	300,428
EQM Midstream Partners LP:
4.50%, 1/15/29(1)		1,033	972,692
6.00%, 7/1/25(1)		75	74,893
6.50%, 7/1/27(1)		405	410,233
7.50%, 6/1/30(1)		536	575,264
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)		244	250,469
Kinetik Holdings LP, 5.875%, 6/15/30(1)		679	667,484
Plains All American Pipeline LP, Series B, 9.751%, (3 mo. SOFR + 4.372%)(2)(12)		926	920,239
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)		609	615,908
8.375%, 6/1/31(1)		574	580,016
9.50%, 2/1/29(1)		794	843,755

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Venture Global LNG, Inc.: (continued)
9.875%, 2/1/32(1)		522	$ 549,276
			$ 8,634,781
Publishing — 0.1%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 308,875
8.00%, 8/1/29(1)		481	446,498
			$ 755,373
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)		875	$ 759,235
Townsquare Media, Inc., 6.875%, 2/1/26(1)		517	506,435
			$ 1,265,670
Real Estate Investment Trusts (REITs) — 1.0%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		852	$ 777,271
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		284	280,297
8.875%, 9/1/31(1)		332	346,756
Emeria SASU:
3.375%, 3/31/28(8)	EUR	400	371,441
7.75%, 3/31/28(8)	EUR	650	677,659
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		736	774,154
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		600	558,155
3.75%, 9/15/30(1)		785	649,358
Heimstaden Bostad AB, 3.248% to 11/19/24(8)(9)(12)	EUR	950	682,062
			$ 5,117,153
Retail — 2.0%
Arko Corp., 5.125%, 11/15/29(1)		699	$ 616,651
B&M European Value Retail SA, 8.125%, 11/15/30(8)	GBP	400	539,971
Dufry One BV, 3.375%, 4/15/28(8)	EUR	1,350	1,399,676
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		871	936,081
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		793	777,763
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		575	530,557
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		724	677,599
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		775	699,355
8.25%, 8/1/31(1)		92	94,494
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(8)(10)	EUR	815	$ 889,565
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(1)		101	98,602
PEU (Fin) PLC, 7.25%, 7/1/28(8)	EUR	600	672,541
Punch Finance PLC, 6.125%, 6/30/26(8)	GBP	745	912,874
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)		662	710,165
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		254	228,510
			$ 9,784,404
Retailers (Except Food and Drug) — 0.6%
Bath & Body Works, Inc.:
6.875%, 11/1/35		410	$ 409,324
6.95%, 3/1/33		282	277,697
9.375%, 7/1/25(1)		54	56,394
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		923	934,302
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)		586	566,921
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	668,614
			$ 2,913,252
Semiconductors & Semiconductor Equipment — 0.4%
ams-OSRAM AG, 10.50%, 3/30/29(8)	EUR	1,290	$ 1,510,252
ON Semiconductor Corp., 3.875%, 9/1/28(1)		554	506,724
			$ 2,016,976
Software — 0.5%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		374	$ 384,193
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		994	928,785
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		344	321,462
9.00%, 9/30/29(1)		748	708,619
			$ 2,343,059
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)		667	$ 621,698
Gartner, Inc., 3.75%, 10/1/30(1)		547	489,853
			$ 1,111,551
Specialty Retail — 0.1%
Fiber Bidco SpA, 11.00%, 10/25/27(8)	EUR	270	$ 318,415
			$ 318,415

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Steel — 0.1%
Allegheny Ludlum LLC, 6.95%, 12/15/25		401	$ 408,990
TMS International Corp., 6.25%, 4/15/29(1)		89	76,649
			$ 485,639
Surface Transport — 0.1%
Hertz Corp.:
4.625%, 12/1/26(1)		47	$ 42,315
5.00%, 12/1/29(1)		679	537,175
			$ 579,490
Technology — 0.5%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		1,055	$ 943,506
International Game Technology PLC:
3.50%, 6/15/26(8)	EUR	250	267,125
4.125%, 4/15/26(1)		573	555,328
6.25%, 1/15/27(1)		200	201,307
6.50%, 2/15/25(1)		383	383,799
			$ 2,351,065
Telecommunications — 2.9%
Ciena Corp., 4.00%, 1/31/30(1)		706	$ 651,056
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)		1,299	1,270,516
Iliad Holding SASU:
6.50%, 10/15/26(1)		943	925,019
7.00%, 10/15/28(1)		362	359,397
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		1,141	1,004,981
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		594	335,610
Lorca Telecom Bondco SA, 4.00%, 9/18/27(8)	EUR	1,600	1,684,993
Network i2i Ltd., 3.975% to 3/3/26(8)(9)(12)		1,000	942,496
PLT VII Finance SARL, 8.567%, (3 mo. EURIBOR + 4.625%), 1/5/26(2)(8)	EUR	500	545,754
Stagwell Global LLC, 5.625%, 8/15/29(1)		576	527,619
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(8)	EUR	462	484,896
Summer (BC) Holdco B SARL, 5.75%, 10/31/26(8)	EUR	500	529,544
Summer BC Bidco B LLC, 5.50%, 10/31/26(1)		383	369,444
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	435	549,309
Telecom Italia SpA:
2.75%, 4/15/25(8)	EUR	367	389,060
6.875%, 2/15/28(8)	EUR	300	345,968
7.875%, 7/31/28(8)	EUR	600	715,937
Telefonica Europe BV, 7.125% to 8/23/28(8)(9)(12)	EUR	800	940,231
Viasat, Inc., 5.625%, 4/15/27(1)		272	255,658
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		601	524,237
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(8)(9)	GBP	500	$ 619,092
Wp/ap Telecom Holdings III BV, 5.50%, 1/15/30(8)	EUR	800	792,045
			$ 14,762,862
Transportation — 0.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		457	$ 417,565
Seaspan Corp., 5.50%, 8/1/29(1)		885	754,109
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(1)		769	764,990
			$ 1,936,664
Utilities — 1.0%
Calpine Corp.:
5.00%, 2/1/31(1)		615	$ 558,491
5.125%, 3/15/28(1)		450	429,805
5.25%, 6/1/26(1)		498	490,237
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		411	371,632
NRG Energy, Inc.:
3.625%, 2/15/31(1)		563	483,396
3.875%, 2/15/32(1)		118	101,298
5.75%, 1/15/28		384	380,238
10.25% to 3/15/28(1)(9)(12)		509	536,882
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		460	425,123
5.00%, 1/31/28(1)		450	434,106
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)		193	177,378
5.00%, 7/31/27(1)		580	562,422
			$ 4,951,008
Total Corporate Bonds (identified cost $253,005,968)			$250,938,226

Foreign Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Chemicals and Plastics — 0.2%
Braskem Idesa SAPI, 7.45%, 11/15/29(8)	$1,150	$ 810,626
		$ 810,626

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.0%(6)
Shimao Group Holdings Ltd., 5.60%, 7/15/26(8)(13)	$1,250	$ 63,313
		$ 63,313
Total Foreign Corporate Bonds (identified cost $2,523,352)		$ 873,939

Preferred Stocks — 0.2%
Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	36,126	$ 968,538
Total Preferred Stocks (identified cost $1,027,930)		$ 968,538

Senior Floating-Rate Loans — 37.9%(14)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.6%
Dynasty Acquisition Co., Inc.:
Term Loan, 9.333%, (SOFR + 4.00%), 8/24/28	888	$ 890,019
Term Loan, 9.333%, (SOFR + 4.00%), 8/24/28	381	381,436
TransDigm, Inc., Term Loan, 8.598%, (SOFR + 3.25%), 8/24/28	1,886	1,889,990
		$ 3,161,445
Airlines — 0.6%
Air Canada, Term Loan, 9.139%, (SOFR + 3.50%), 8/11/28	793	$ 794,604
American Airlines, Inc., Term Loan, 10.329%, (SOFR + 4.75%), 4/20/28	1,275	1,308,252
Mileage Plus Holdings LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27	457	471,933
United Airlines, Inc., Term Loan, 9.201%, (SOFR + 3.75%), 4/21/28	372	373,526
		$ 2,948,315
Apparel & Luxury Goods — 0.4%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.933%, (SOFR + 3.50%), 12/21/28	452	$ 453,638
Borrower/Description	Principal Amount* (000's omitted)	Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 12/29/27	496	$ 494,932
Hanesbrands, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 3/8/30	1,045	1,038,416
		$ 1,986,986
Auto Components — 1.0%
Adient U.S. LLC, Term Loan, 8.083%, (SOFR + 2.75%), 1/31/31	1,000	$ 1,002,500
Autokiniton U.S. Holdings, Inc., Term Loan, 9.45%, (SOFR + 4.00%), 4/6/28	1,084	1,085,996
Clarios Global LP, Term Loan, 8.333%, (SOFR + 3.00%), 5/6/30	1,665	1,667,428
DexKo Global, Inc.:
Term Loan, 9.36%, (SOFR + 3.75%), 10/4/28	516	513,520
Term Loan, 9.598%, (SOFR + 4.25%), 10/4/28	150	150,056
LTI Holdings, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 9/6/25	710	693,804
		$ 5,113,304
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 8.074%, (SOFR + 2.75%), 1/22/31	1,386	$ 1,385,414
MajorDrive Holdings IV LLC, Term Loan, 9.61%, (SOFR + 4.00%), 6/1/28	993	987,569
		$ 2,372,983
Beverages — 0.2%
Triton Water Holdings, Inc., Term Loan, 8.86%, (SOFR + 3.25%), 3/31/28	1,245	$ 1,226,145
		$ 1,226,145
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 10/13/28	730	$ 725,488
		$ 725,488
Building Products — 0.4%
Cornerstone Building Brands, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 4/12/28	496	$ 493,305
Oscar AcquisitionCo LLC, Term Loan, 9.948%, (SOFR + 4.50%), 4/29/29	741	736,164
Standard Industries, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 9/22/28	980	980,508
		$ 2,209,977

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets — 1.4%
Advisor Group, Inc., Term Loan, 9.833%, (SOFR + 4.50%), 8/17/28	965	$ 964,741
Aretec Group, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 8/9/30	1,163	1,165,348
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28	1,222	1,226,774
Edelman Financial Center LLC, Term Loan, 8.947%, (SOFR + 3.50%), 4/7/28	744	741,484
Focus Financial Partners LLC, Term Loan, 8.083%, (SOFR + 2.75%), 6/30/28	1,170	1,166,916
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28	995	994,911
Mariner Wealth Advisors LLC, Term Loan, 8.86%, (SOFR + 3.25%), 8/18/28	794	791,262
		$ 7,051,436
Chemicals — 2.6%
Aruba Investments Holdings LLC, Term Loan, 9.433%, (SOFR + 4.00%), 11/24/27	597	$ 592,283
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 12/20/29	1,347	1,349,634
Charter NEX U.S., Inc., Term Loan, 8.837%, (SOFR + 3.50%), 12/1/27	894	894,112
CPC Acquisition Corp., Term Loan, 9.36%, (SOFR + 3.75%), 12/29/27	659	538,820
Groupe Solmax, Inc., Term Loan, 10.285%, (SOFR + 4.75%), 5/29/28(15)	496	480,523
INEOS Quattro Holdings U.K. Ltd., Term Loan, 9.087%, (SOFR + 3.75%), 3/14/30	771	770,643
INEOS U.S. Finance LLC:
Term Loan, 8.933%, (SOFR + 3.50%), 2/18/30	498	492,680
Term Loan, 9.183%, (SOFR + 3.75%), 11/8/27	993	987,692
Kraton Corp., Term Loan, 8.896%, (SOFR + 3.25%), 3/15/29	992	979,523
Lonza Group AG, Term Loan, 9.373%, (SOFR + 3.93%), 7/3/28	498	463,300
Momentive Performance Materials, Inc., Term Loan, 9.833%, (SOFR + 4.50%), 3/29/28	546	538,142
Olympus Water U.S. Holding Corp., Term Loan, 9.566%, (SOFR + 4.25%), 11/9/28	978	979,677
PQ Corp., Term Loan, 7.913%, (SOFR + 2.50%), 6/9/28	1,002	1,002,659
Starfruit Finco BV, Term Loan, 9.448%, (SOFR + 4.00%), 4/3/28	721	721,938
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Tronox Finance LLC, Term Loan, 8.848%, (SOFR + 3.50%), 8/16/28		1,000	$ 1,001,250
W.R. Grace & Co.-Conn., Term Loan, 9.36%, (SOFR + 3.75%), 9/22/28		1,274	1,276,809
			$ 13,069,685
Commercial Services & Supplies — 1.5%
Albion Financing 3 SARL, Term Loan, 10.878%, (SOFR + 5.50%), 8/17/26		596	$ 599,222
Allied Universal Holdco LLC, Term Loan, 9.183%, (SOFR + 3.75%), 5/12/28		1,129	1,117,199
EnergySolutions LLC, Term Loan, 9.313%, (SOFR + 4.00%), 9/20/30		789	790,618
Foundever Worldwide Corp., Term Loan, 9.197%, (SOFR + 3.75%), 8/28/28		992	960,382
Garda World Security Corp., Term Loan, 9.725%, (SOFR + 4.25%), 10/30/26		1,050	1,052,871
GFL Environmental, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 5/31/27		793	794,405
Tempo Acquisition LLC, Term Loan, 8.083%, (SOFR + 2.75%), 8/31/28		1,470	1,471,819
TruGreen LP, Term Loan, 9.433%, (SOFR + 4.00%), 11/2/27		597	577,896
			$ 7,364,412
Construction Materials — 0.3%
Quikrete Holdings, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 3/19/29		1,282	$ 1,283,255
			$ 1,283,255
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.108%, (SOFR + 3.68%), 4/13/29		741	$ 737,038
Trident TPI Holdings, Inc., Term Loan, 9.61%, (SOFR + 4.00%), 9/15/28		495	494,312
			$ 1,231,350
Distributors — 0.2%
Parts Europe SA, Term Loan, 2/1/31(16)	EUR	1,135	$ 1,230,874
			$ 1,230,874
Diversified Consumer Services — 0.6%
Ascend Learning LLC, Term Loan, 8.933%, (SOFR + 3.50%), 12/11/28		497	$ 488,406
Belron Finance U.S. LLC, Term Loan, 7.664%, (SOFR + 2.25%), 4/18/29		1,393	1,394,492

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Consumer Services (continued)
KUEHG Corp., Term Loan, 10.348%, (SOFR + 5.00%), 6/12/30	873	$ 875,131
Wand NewCo 3, Inc., Term Loan, 1/30/31(16)	425	425,830
		$ 3,183,859
Electrical Equipment — 0.3%
Brookfield WEC Holdings, Inc., Term Loan, 8.086%, (SOFR + 2.75%), 1/17/31	1,253	$ 1,248,137
		$ 1,248,137
Electronic Equipment, Instruments & Components — 1.3%
Chamberlain Group, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 11/3/28	746	$ 738,679
Term Loan, 11/3/28(16)	400	396,958
Creation Technologies, Inc., Term Loan, 11.092%, (SOFR + 5.50%), 10/5/28	696	676,573
Ingram Micro, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 6/30/28	372	371,850
Robertshaw U.S. Holding Corp.:
Term Loan, 13.43%, (SOFR + 8.00%), 2/28/27	0(17)	372
Term Loan, 13.43%, (SOFR + 8.00%), 8.43% cash, 5.00% PIK, 2/28/27	2,005	2,016,860
Term Loan - Second Lien, 12.448%, (SOFR + 7.00%), 2/28/27	1,868	1,541,066
Verifone Systems, Inc., Term Loan, 9.641%, (SOFR + 4.00%), 8/20/25	740	711,088
		$ 6,453,446
Energy Equipment & Services — 0.2%
GIP Pilot Acquisition Partners LP, Term Loan, 8.327%, (SOFR + 3.00%), 10/4/30	925	$ 926,927
		$ 926,927
Entertainment — 0.7%
Delta 2 (LUX) SARL, Term Loan, 7.598%, (SOFR + 2.25%), 1/15/30	1,000	$ 1,001,000
Playtika Holding Corp., Term Loan, 8.197%, (SOFR + 2.75%), 3/13/28	347	346,887
Renaissance Holding Corp., Term Loan, 10.083%, (SOFR + 4.75%), 4/5/30	623	624,607
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26	1,307	1,307,827
		$ 3,280,321
Borrower/Description	Principal Amount* (000's omitted)	Value
Financial Services — 0.3%
GTCR W Merger Sub LLC, Term Loan, 1/31/29(16)	1,700	$ 1,700,911
		$ 1,700,911
Food Products — 0.3%
Del Monte Foods, Inc., Term Loan, 9.683%, (SOFR + 4.25%), 5/16/29	497	$ 448,821
Nomad Foods U.S. LLC, Term Loan, 8.469%, (SOFR + 3.00%), 11/13/29	1,207	1,208,852
		$ 1,657,673
Gas Utilities — 0.3%
CQP Holdco LP, Term Loan, 8.348%, (SOFR + 3.00%), 12/31/30	1,352	$ 1,351,863
		$ 1,351,863
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp., Term Loan, 8.683%, (SOFR + 3.25%), 5/10/27	350	$ 343,061
Journey Personal Care Corp., Term Loan, 9.701%, (SOFR + 4.25%), 3/1/28	496	487,293
Medline Borrower LP, Term Loan, 8.451%, (SOFR + 3.00%), 10/23/28	690	689,674
		$ 1,520,028
Health Care Providers & Services — 1.4%
CCRR Parent, Inc., Term Loan, 9.197%, (SOFR + 3.75%), 3/6/28	995	$ 955,090
CHG Healthcare Services, Inc., Term Loan, 8.697%, (SOFR + 3.25%), 9/29/28	872	869,836
Medical Solutions Holdings, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 11/1/28	983	890,241
National Mentor Holdings, Inc.:
Term Loan, 9.186%, (SOFR + 3.75%), 3/2/28(15)	758	693,525
Term Loan, 9.198%, (SOFR + 3.75%), 3/2/28	27	25,137
Pluto Acquisition I, Inc., Term Loan, 9.65%, (SOFR + 4.00%), 6/22/26	989	806,016
Select Medical Corp., Term Loan, 8.333%, (SOFR + 3.00%), 3/6/27	1,250	1,250,781
Surgery Center Holdings, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 12/19/30	1,000	1,002,815
TTF Holdings LLC, Term Loan, 9.447%, (SOFR + 4.00%), 3/31/28	750	751,562
		$ 7,245,003

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology — 0.6%
athenahealth Group, Inc., Term Loan, 8.583%, (SOFR + 3.25%), 2/15/29	878	$ 867,595
Navicure, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 10/22/26	659	659,839
Symplr Software, Inc., Term Loan, 9.913%, (SOFR + 4.50%), 12/22/27	497	452,984
Verscend Holding Corp., Term Loan, 9.447%, (SOFR + 4.00%), 8/27/25	1,025	1,027,408
		$ 3,007,826
Hotels, Restaurants & Leisure — 2.3%
Caesars Entertainment, Inc., Term Loan, 1/24/31(16)	800	$ 799,667
Carnival Corp., Term Loan, 8.697%, (SOFR + 3.25%), 10/18/28	1,145	1,145,973
ClubCorp Holdings, Inc., Term Loan, 10.36%, (SOFR + 5.00%), 9/18/26	706	697,900
Dave & Buster's, Inc., Term Loan, 9.087%, (SOFR + 3.75%), 6/29/29	348	349,309
Fertitta Entertainment LLC, Term Loan, 9.333%, (SOFR + 4.00%), 1/27/29	852	850,765
Flutter Financing BV, Term Loan, 7.698%, (SOFR + 2.25%), 11/25/30	1,025	1,023,506
Four Seasons Hotels Ltd., Term Loan, 7.933%, (SOFR + 2.50%), 11/30/29	1,389	1,391,558
IRB Holding Corp., Term Loan, 8.206%, (SOFR + 2.75%), 12/15/27	1,806	1,802,187
Playa Resorts Holding BV, Term Loan, 1/5/29(16)	1,250	1,250,716
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.833%, (SOFR + 2.50%), 8/25/28	992	992,386
Spectacle Gary Holdings LLC, Term Loan, 9.748%, (SOFR + 4.25%), 12/11/28	777	763,039
Stars Group Holdings BV, Term Loan, 8.863%, (SOFR + 3.25%), 7/22/28	415	415,940
		$ 11,482,946
Household Durables — 0.3%
ACProducts, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 5/17/28	790	$ 685,357
Solis IV BV, Term Loan, 8.88%, (SOFR + 3.50%), 2/26/29	991	976,506
		$ 1,661,863
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 12/22/27	1,141	$ 1,139,410
Borrower/Description	Principal Amount* (000's omitted)	Value
Household Products (continued)
Kronos Acquisition Holdings, Inc., Term Loan, 9.36%, (SOFR + 3.75%), 12/22/26	895	$ 896,464
		$ 2,035,874
Industrials Conglomerates — 0.2%
Kohler Energy Co. LLC, Term Loan, 1/30/31(16)	800	$ 780,000
		$ 780,000
Insurance — 1.2%
Alliant Holdings Intermediate LLC, Term Loan, 8.833%, (SOFR + 3.50%), 11/6/30	611	$ 613,337
AmWINS Group, Inc., Term Loan, 7.697%, (SOFR + 2.25%), 2/19/28	1,675	1,669,966
AssuredPartners, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 2/12/27	496	495,511
NFP Corp., Term Loan, 8.697%, (SOFR + 3.25%), 2/16/27	992	995,058
Ryan Specialty Group LLC, Term Loan, 8.083%, (SOFR + 2.75%), 9/1/27	995	996,475
USI, Inc., Term Loan, 8.348%, (SOFR + 3.00%), 11/22/29	1,179	1,178,938
		$ 5,949,285
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 2/19/26	504	$ 504,331
		$ 504,331
IT Services — 1.8%
Asurion LLC:
Term Loan, 8.697%, (SOFR + 3.25%), 12/23/26	1,527	$ 1,523,790
Term Loan - Second Lien, 10.697%, (SOFR + 5.25%), 1/31/28	1,000	960,000
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28	987	958,956
Gainwell Acquisition Corp., Term Loan, 9.448%, (SOFR + 4.00%), 10/1/27	1,073	1,045,109
Go Daddy Operating Co. LLC, Term Loan, 7.333%, (SOFR + 2.00%), 11/9/29	995	994,944
Informatica LLC, Term Loan, 8.197%, (SOFR + 2.75%), 10/27/28	1,793	1,792,838
NAB Holdings LLC, Term Loan, 8.248%, (SOFR + 2.75%), 11/23/28	995	995,391

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services (continued)
Rackspace Technology Global, Inc., Term Loan, 2/15/28(16)	425	$ 183,613
Travelport Finance (Luxembourg) SARL, Term Loan, 13.61%, (SOFR + 7.00%), 9/30/28	351	336,643
		$ 8,791,284
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 12.477%, (SOFR + 7.00%), 5/25/27	311	$ 314,891
		$ 314,891
Life Sciences Tools & Services — 0.3%
Curia Global, Inc., Term Loan, 9.163%, (SOFR + 3.75%), 8/30/26(15)	756	$ 696,419
Star Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 9/27/30	600	587,095
		$ 1,283,514
Machinery — 2.7%
AI Aqua Merger Sub, Inc., Term Loan, 9.105%, (SOFR + 3.75%), 7/31/28	1,044	$ 1,038,979
Alliance Laundry Systems LLC, Term Loan, 8.927%, (SOFR + 3.50%), 10/8/27	461	461,459
Apex Tool Group LLC, Term Loan, 10.687%, (SOFR + 5.25%), 2/8/29	827	734,602
Barnes Group, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 9/3/30	998	998,436
Clark Equipment Co., Term Loan, 7.948%, (SOFR + 2.50%), 4/20/29	936	937,156
Conair Holdings LLC, Term Loan, 9.197%, (SOFR + 3.75%), 5/17/28	793	772,694
EMRLD Borrower LP, Term Loan, 8.313%, (SOFR + 3.00%), 5/31/30	1,222	1,223,901
Engineered Machinery Holdings, Inc., Term Loan, 9.36%, (SOFR + 3.50%), 5/19/28	1,232	1,226,183
Filtration Group Corp., Term Loan, 8.947%, (SOFR + 3.50%), 10/21/28	746	746,556
Gates Global LLC, Term Loan, 7.933%, (SOFR + 2.50%), 3/31/27	1,523	1,523,186
Madison IAQ LLC, Term Loan, 8.701%, (SOFR + 3.25%), 6/21/28	1,178	1,171,071
Roper Industrial Products Investment Co. LLC, Term Loan, 9.348%, (SOFR + 4.00%), 11/22/29	696	697,300
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
SPX Flow, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 4/5/29	950	$ 950,891
Vertical U.S. Newco, Inc., Term Loan, 9.081%, (SOFR + 3.50%), 7/30/27	1,241	1,242,276
		$ 13,724,690
Media — 0.2%
Aragorn Parent Corp., Term Loan, 9.583%, (SOFR + 4.25%), 6/15/28	831	$ 833,660
		$ 833,660
Metals/Mining — 0.6%
Arsenal AIC Parent LLC, Term Loan, 9.833%, (SOFR + 4.50%), 8/18/30	873	$ 874,722
PMHC II, Inc., Term Loan, 9.723%, (SOFR + 4.25%), 4/23/29	794	759,482
WireCo WorldGroup, Inc., Term Loan, 9.068%, (SOFR + 3.75%), 11/13/28	675	676,306
Zekelman Industries, Inc., Term Loan, 7.448%, (SOFR + 2.00%), 1/24/27	497	498,231
		$ 2,808,741
Oil, Gas & Consumable Fuels — 0.5%
Buckeye Partners LP, Term Loan, 7.833%, (SOFR + 2.50%), 11/22/30	275	$ 275,035
ITT Holdings LLC, Term Loan, 8.587%, (SOFR + 3.25%), 10/5/30	698	697,486
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.708%, (SOFR + 3.25%), 10/5/28	744	744,247
UGI Energy Services LLC, Term Loan, 8.683%, (SOFR + 3.25%), 2/22/30	746	747,572
		$ 2,464,340
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., Term Loan, 10.687%, (SOFR + 5.25%), 2/1/27	833	$ 659,681
Jazz Financing Lux SARL, Term Loan, 8.447%, (SOFR + 3.00%), 5/5/28	957	957,865
Mallinckrodt International Finance SA:
Term Loan, 12.833%, (SOFR + 7.50%), 11/14/28	69	77,172
Term Loan - Second Lien, 14.833%, (SOFR + 9.50%), 11/14/28	393	422,621
		$ 2,117,339
Professional Services — 1.4%
AlixPartners LLP, Term Loan, 8.197%, (SOFR + 2.75%), 2/4/28	865	$ 865,767

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
CoreLogic, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 6/2/28	971	$ 935,186
Employbridge Holding Co., Term Loan, 10.343%, (SOFR + 4.75%), 7/19/28	796	682,735
First Advantage Holdings LLC, Term Loan, 8.197%, (SOFR + 2.75%), 1/31/27	1,237	1,240,864
Genuine Financial Holdings LLC, Term Loan, 9.333%, (SOFR + 4.00%), 9/27/30	499	498,127
Neptune Bidco U.S., Inc., Term Loan, 10.423%, (SOFR + 5.00%), 4/11/29	794	731,534
Rockwood Service Corp., Term Loan, 9.697%, (SOFR + 4.25%), 1/23/27	722	725,387
Trans Union LLC, Term Loan, 7.701%, (SOFR + 2.25%), 12/1/28	1,108	1,108,448
Wood Mackenzie Ltd., Term Loan, 1/31/31(16)	425	423,938
		$ 7,211,986
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 8.683%, (SOFR + 3.25%), 1/31/30	914	$ 907,127
Greystar Real Estate Partners LLC, Term Loan, 9.125%, (SOFR + 3.75%), 8/21/30	1,097	1,098,621
		$ 2,005,748
Road & Rail — 0.8%
Avis Budget Car Rental LLC, Term Loan, 8.433%, (SOFR + 3.00%), 3/16/29	1,016	$ 1,018,366
First Student Bidco, Inc.:
Term Loan, 8.36%, (SOFR + 3.00%), 7/21/28	109	108,333
Term Loan, 8.61%, (SOFR + 3.00%), 7/21/28	361	357,132
Hertz Corp.:
Term Loan, 8.697%, (SOFR + 3.25%), 6/30/28	875	866,990
Term Loan, 8.697%, (SOFR + 3.25%), 6/30/28	169	167,508
Uber Technologies, Inc., Term Loan, 8.135%, (SOFR + 2.75%), 3/3/30	1,507	1,509,007
		$ 4,027,336
Semiconductors & Semiconductor Equipment — 0.5%
Altar Bidco, Inc., Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	991	$ 990,990
Entegris, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 7/6/29(15)	531	531,887
MKS Instruments, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 8/17/29	844	844,405
		$ 2,367,282
Borrower/Description	Principal Amount* (000's omitted)	Value
Software — 4.6%
Applied Systems, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 9/18/26	1,518	$ 1,523,701
Astra Acquisition Corp., Term Loan, 10.86%, (SOFR + 5.25%), 10/25/28	771	468,518
Banff Merger Sub, Inc., Term Loan, 9.583%, (SOFR + 4.25%), 12/29/28	1,041	1,043,028
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29	1,191	1,194,727
Cloud Software Group, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 3/30/29(15)	1,093	1,073,894
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27	793	791,019
Epicor Software Corp., Term Loan, 8.697%, (SOFR + 3.25%), 7/30/27	1,697	1,700,547
GoTo Group, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 8/31/27	805	403,635
Magenta Buyer LLC, Term Loan, 10.574%, (SOFR + 5.00%), 7/27/28	1,121	735,361
Marcel LUX IV SARL, Term Loan, 9.82%, (SOFR + 4.50%), 11/11/30	425	427,213
McAfee LLC, Term Loan, 9.203%, (SOFR + 3.75%), 3/1/29	985	978,074
Open Text Corp., Term Loan, 8.183%, (SOFR + 2.75%), 1/31/30	805	806,670
Polaris Newco LLC, Term Loan, 9.574%, (SOFR + 4.00%), 6/2/28	721	704,121
Proofpoint, Inc., Term Loan, 8.697%, (SOFR + 3.25%), 8/31/28	1,130	1,124,587
Quest Software U.S. Holdings, Inc., Term Loan, 9.713%, (SOFR + 4.25%), 2/1/29	497	394,110
RealPage, Inc., Term Loan, 8.447%, (SOFR + 3.00%), 4/24/28	964	944,319
Redstone Holdco 2 LP, Term Loan, 10.201%, (SOFR + 4.75%), 4/27/28	310	257,308
Riverbed Technology, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 7.848% cash, 2.00% PIK, 7/1/28	111	75,995
Sabre GLBL, Inc., Term Loan, 9.683%, (SOFR + 4.25%), 6/30/28	575	525,646
Skillsoft Corp., Term Loan, 10.696%, (SOFR + 5.25%), 7/14/28	747	700,614
Sophia LP, Term Loan, 8.933%, (SOFR + 3.50%), 10/7/27	1,463	1,462,148
SS&C Technologies, Inc.:
Term Loan, 7.683%, (SOFR + 2.25%), 3/22/29	424	424,300
Term Loan, 7.683%, (SOFR + 2.25%), 3/22/29	824	824,697
Ultimate Software Group, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 5/4/26	1,457	1,457,979
Term Loan, 9.163%, (SOFR + 3.75%), 5/4/26	681	681,725

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Veritas U.S., Inc., Term Loan, 10.447%, (SOFR + 5.00%), 9/1/25	951	$ 823,998
Vision Solutions, Inc., Term Loan, 9.586%, (SOFR + 4.00%), 4/24/28	1,218	1,202,362
		$ 22,750,296
Specialty Retail — 1.4%
Great Outdoors Group LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/6/28	1,216	$ 1,215,062
Harbor Freight Tools USA, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 10/19/27	746	738,867
Hoya Midco LLC, Term Loan, 8.563%, (SOFR + 3.25%), 2/3/29	621	623,561
Les Schwab Tire Centers, Term Loan, 8.708%, (SOFR + 3.25%), 11/2/27	1,199	1,199,028
Mattress Firm, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 9/25/28	748	744,275
Mavis Tire Express Services Corp., Term Loan, 9.083%, (SOFR + 3.75%), 5/4/28	399	398,954
PetSmart, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 2/11/28	1,854	1,847,573
		$ 6,767,320
Trading Companies & Distributors — 1.2%
Core & Main LP, Term Loan, 7.974%, (SOFR + 2.50%), 7/27/28(15)	1,017	$ 1,018,201
Park River Holdings, Inc., Term Loan, 8.843%, (SOFR + 3.25%), 12/28/27	496	482,733
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28	1,540	1,379,378
SRS Distribution, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 6/2/28	1,235	1,230,969
White Cap Buyer LLC, Term Loan, 9.083%, (SOFR + 3.75%), 10/19/27	1,240	1,240,532
Windsor Holdings III LLC, Term Loan, 9.848%, (SOFR + 4.50%), 8/1/30	673	674,949
		$ 6,026,762
Wireless Telecommunication Services — 0.2%
CCI Buyer, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 12/17/27	795	$ 793,909
		$ 793,909
Total Senior Floating-Rate Loans (identified cost $190,180,175)		$189,255,046

Miscellaneous — 0.0%(6)
Security	Principal Amount	Value
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(5)(18)	$333,000	$ 0
		$ 0
Surface Transport — 0.0%(6)
Hertz Corp., Escrow Certificates(1)(5)	$105,000	$ 9,975
		$ 9,975
Total Miscellaneous (identified cost $0)		$ 9,975

Short-Term Investments — 5.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(19)	29,267,707	$ 29,267,707
Total Short-Term Investments (identified cost $29,267,707)		$ 29,267,707
Total Investments — 101.4% (identified cost $512,285,633)		$507,049,285
Other Assets, Less Liabilities — (1.4)%		$ (7,117,035)
Net Assets — 100.0%		$499,932,250
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $192,020,114 or 38.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2024.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Non-income producing security.
(6)	Amount is less than 0.05%.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $72,180,722 or 14.4% of the Fund's net assets.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	When-issued security.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Issuer is in default with respect to interest and/or principal payments.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	The stated interest rate represents the weighted average interest rate at January 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	This Senior Loan will settle after January 31, 2024, at which time the interest rate will be determined.
(17)	Principal amount is less than $500.
(18)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	94,389	USD	102,356	Bank of America, N.A.	2/5/24	$ —	$ (337)
EUR	224,510	USD	243,873	JPMorgan Chase Bank, N.A.	2/5/24	—	(1,215)
EUR	1,225,611	USD	1,328,956	JPMorgan Chase Bank, N.A.	2/5/24	—	(4,274)
USD	1,621	EUR	1,484	State Street Bank and Trust Company	3/28/24	13	—
USD	1,711,272	EUR	1,579,096	Bank of America, N.A.	4/30/24	—	(1,673)
USD	54,836,767	EUR	50,570,214	Citibank, N.A.	4/30/24	—	(19,924)
USD	546,445	EUR	500,000	Goldman Sachs International	4/30/24	4,064	—
USD	452,135	EUR	416,661	State Street Bank and Trust Company	4/30/24	156	—
USD	11,482,410	GBP	9,054,410	State Street Bank and Trust Company	4/30/24	642	—
						$4,875	$(27,423)

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At January 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $29,641,070, which represents 5.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.345%, (1 mo. SOFR + 1.992%), 5/15/36	$366,998	$ —	$ —	$ —	$6,057	$373,363	$7,402	$378,948
Short-Term Investments
Liquidity Fund, Institutional Class(1)	45,142,813	38,735,814	(54,610,920)	—	—	29,267,707	436,235	29,267,707
Total				$ —	$6,057	$29,641,070	$443,637
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Multi-Asset Credit Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 21,449,549	$ —	$ 21,449,549
Collateralized Mortgage Obligations	—	3,510,483	—	3,510,483
Commercial Mortgage-Backed Securities	—	8,244,929	—	8,244,929
Common Stocks	187,240	186,406	—	373,646
Convertible Bonds	—	2,157,247	—	2,157,247
Corporate Bonds	—	250,938,226	—	250,938,226
Foreign Corporate Bonds	—	873,939	—	873,939
Preferred Stocks	968,538	—	—	968,538
Senior Floating-Rate Loans	—	189,255,046	—	189,255,046
Miscellaneous	—	9,975	0	9,975
Short-Term Investments	29,267,707	—	—	29,267,707
Total Investments	$30,423,485	$476,625,800	$ 0	$507,049,285
Forward Foreign Currency Exchange Contracts	$ —	$ 4,875	$ —	$ 4,875
Total	$30,423,485	$476,630,675	$ 0	$507,054,160
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (27,423)	$ —	$ (27,423)
Total	$ —	$ (27,423)	$ —	$ (27,423)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.